Share Capital - Fair Value (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) year	Dec. 31, 2017 CAD ($) year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend per option	$ 0.56	$ 0.72
Expected life of share options from vesting date (years) | year	1.95	1.95
Expected forfeiture rate (percent)	8.90%	9.00%
Weighted average exercise price (in CAD per option)	$ 22.46	$ 25.46
Weighted average fair value (in CAD per option)	$ 0.65	$ 1.15
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of expected volatilities used (percent)	16.80%	16.70%
Range of risk-free interest rates used (percent)	1.60%	0.90%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of expected volatilities used (percent)	44.40%	32.90%
Range of risk-free interest rates used (percent)	1.90%	1.90%